Net loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Summary of pertinent data relating to computation of basic and diluted net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Years ended December 31,
	2022	2021	2020
	$	$	$
Net loss	(22,727)	(8,368)	(5,118)
Basic and diluted weighted-average number of shares outstanding	4,855,876	4,596,980	1,643,327

Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Stock options and DSUs	138,950	60,375	27,176
Share purchase warrants	457,648	457,648	1,796,050